December 19, 2002


                    DREYFUS FIXED INCOME SECURITIES
               DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
           DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
                     DREYFUS INVESTMENT PORTFOLIOS
                   DREYFUS PREMIER OPPORTUNITY FUNDS

       Supplement to Current Statement of Additional Information


      At a special meeting of shareholders held on December 18, 2002, shareholders elected David W. Burke, Whitney I. Gerard, Arthur A. Hartman, and George L. Perry as additional Board members of the investment companies listed above to commence serving on January 1, 2003. Accordingly, the following information supplements the information contained in the Statement of Additional Information with respect to Board members.

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                              Principal Occupation
Name (Age)*                   During Past 5 Years                 Other Board Memberships and Affiliations
_________________________     _________________________           _________________________________________

David W. Burke (66)           Corporate Director and Trustee      John F. Kennedy Library Foundation, DIRECTOR
                                                                  U.S.S. Constitution Museum, DIRECTOR
                                                                  Board member of 59 funds in the Dreyfus
                                                                    Family of Funds

Whitney I. Gerard (68)        Partner of Chadbourne & Parke       Board member of 16 funds in the Dreyfus
                                 LLP                                Family of Funds

Arthur A. Hartman (76)        Chairman of First NIS Regional      APCO Associates, Inc., SENIOR CONSULTANT
                                 Fund (ING/Barings                Board member of 16 funds in the Dreyfus
                                 Management) and New Russia         Family of Funds
                                 Fund
                              Advisory Council Member to
                                 Barings Vostok

George L. Perry (68)           Economist and Senior Fellow at     State Farm Mutual Automobile Association,
                                 Brookings Institution              DIRECTOR
                                                                  State Farm Life Insurance Company, DIRECTOR
                                                                  Board member of 16 funds in the Dreyfus
                                                                    Family of Funds




__________________________

* None of the persons elected to serve as Board members are "interested persons" of the investment company as defined in the 1940 Act.
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